Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,606,000
Previously Paid Amount	0.00
Total Fee Amount	2,569.49
Total Offset Amount	0.00
Net Fee	2,569.49
Narrative - Max Aggregate Offering Price	$ 18,606,000
Final Prospectus	true